Performance Management	Apr. 29, 2026
Bond Plus Portfolio | Bond Plus Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q1 2025: 2.67%; Q4 2025: 0.88%
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	2.67%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	0.88%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	7.16%	5.35%
Class P (incepted October 31, 2024)	7.38%	5.56%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	7.30%	5.62%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Core Income Portfolio | Core Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Aristotle Pacific Capital, LLC began managing the Fund on April 17, 2023. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 7.16%; Q2 2022: (6.33%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	7.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(6.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 27, 2015)	6.73%	0.66%	3.13%
Class P (incepted April 27, 2015)	6.94%	0.86%	3.34%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Diversified Bond Portfolio | Diversified Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Loomis, Sayles & Company, L.P. began managing the Fund on November 1, 2023, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 7.22%; Q1 2022: (8.82%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	7.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(8.82%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2006)	7.85%	(1.95%)	2.27%
Class P (incepted May 2, 2011)	8.07%	(1.74%)	2.48%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Floating Rate Income Portfolio | Floating Rate Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a leveraged loan market index that the Investment Adviser considers to be representative of the leveraged loan markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

Prior to September 15, 2025, the benchmark index for the Fund was the S&P UBS Leveraged Loan Index. The Fund changed its performance measurement benchmark index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believes it better represents the universe of securities in which the Fund invests.
The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Aristotle Pacific Capital, LLC began managing the Fund on April 17, 2023. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a leveraged loan market index that the Investment Adviser considers to be representative of the leveraged loan markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 7.06%; Q1 2020: (7.68%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	7.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(7.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 30, 2013)	6.30%	6.10%	5.52%
Class P (incepted April 30, 2013)	6.52%	6.32%	5.73%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) (Regulatory Index)	7.30%	(0.36%)	2.01%
Morningstar LSTA US Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes) (current index)	5.90%	6.42%	5.83%
S&P UBS Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes) (former index)	5.94%	6.37%	5.78%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
High Yield Bond Portfolio | High Yield Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a high yield domestic debt market index that the Investment Adviser considers to be representative of the high yield domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Aristotle Pacific Capital, LLC began managing the Fund on April 17, 2023. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a high yield domestic debt market index that the Investment Adviser considers to be representative of the high yield domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 9.26%; Q1 2020: (13.75%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	9.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(13.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	7.27%	4.04%	5.86%
Class P (incepted May 2, 2011)	7.49%	4.25%	6.07%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	7.30%	(0.36%)	2.01%
Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)	8.62%	4.50%	6.52%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Inflation Managed Portfolio | Inflation Managed Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a treasury inflation protected securities domestic debt market index that the Investment Adviser considers to be representative of the treasury inflation protected securities domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a treasury inflation protected securities domestic debt market index that the Investment Adviser considers to be representative of the treasury inflation protected securities domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 5.56%; Q2 2022: (6.46%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	5.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(6.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	7.99%	1.31%	3.26%
Class P (incepted May 2, 2011)	8.21%	1.51%	3.46%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (Regulatory Index)	7.30%	(0.36%)	2.01%
Bloomberg US TIPS Index (reflects no deductions for fees, expenses or taxes)	7.01%	1.12%	3.09%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Intermediate Bond Portfolio | Intermediate Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class P shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2023: 6.57%; Q1 2022: (5.82%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	6.57%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(5.82%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	Since Inception
Class P (incepted October 23, 2020)	7.29%	(0.06%)	0.24%
Class I (incepted November 1, 2021)	7.08%	N/A	0.11%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)	7.30%	(0.36%)	(0.13%)

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Short Duration Bond Portfolio | Short Duration Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic debt market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a short duration domestic debt market index that the Investment Adviser considers to be representative of the short duration domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic debt market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a short duration domestic debt market index that the Investment Adviser considers to be representative of the short duration domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 3.95%; Q1 2022: (2.55%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	3.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(2.55%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2003)	5.42%	1.95%	2.17%
Class P (incepted May 2, 2011)	5.63%	2.15%	2.38%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	7.30%	(0.36%)	2.01%
Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	5.35%	1.97%	2.09%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Total Return Portfolio | Total Return Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2023: 7.00%; Q1 2022: (6.02%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	7.00%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(6.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	8.98%	0.27%	2.47%
Class P (incepted May 2, 2011)	9.20%	0.47%	2.67%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets debt market index. The bar chart shows the performance of the Fund’s Class I shares.
Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Principal Global Investors, LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets debt market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.02%; Q1 2020: (20.52%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	14.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(20.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 30, 2012)	15.68%	3.42%	5.13%
Class P (incepted April 30, 2012)	15.89%	3.62%	5.34%
J.P. Morgan Emerging Markets Blended – Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)	14.05%	1.84%	4.41%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a domestic equity market index of issuers with a history of increasing dividend payouts that the Investment Adviser considers to be representative of the domestic equity dividend paying markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a domestic equity market index of issuers with a history of increasing dividend payouts that the Investment Adviser considers to be representative of the domestic equity dividend paying markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 15.90%; Q1 2020: (18.93%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	15.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(18.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 3, 2000)	14.39%	10.57%	12.37%
Class P (incepted May 2, 2011)	14.65%	10.81%	12.60%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Nasdaq® US Broad Dividend Achievers Index (reflects no deductions for fees, expenses, or taxes)	14.50%	11.95%	12.41%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Equity Index Portfolio | Equity Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 20.45%; Q1 2020: (19.63%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	20.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(19.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 30, 1991)	17.55%	14.12%	14.49%
Class P (incepted May 2, 2011)	17.79%	14.35%	14.72%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Focused Growth Portfolio | Focused Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a growth domestic equity market index that the Investment Adviser considers to be representative of the growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a growth domestic equity market index that the Investment Adviser considers to be representative of the growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 26.67%; Q2 2022: (25.25%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	26.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(25.25%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted October 2, 2000)	17.95%	10.55%	15.71%
Class P (incepted May 2, 2011)	18.19%	10.77%	15.95%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Growth Portfolio | Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a growth domestic equity market index that the Investment Adviser considers to be representative of the growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a growth domestic equity market index that the Investment Adviser considers to be representative of the growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 25.20%; Q2 2022: (19.40%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	25.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(19.40%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1994)	12.01%	11.19%	15.58%
Class P (incepted May 2, 2011)	12.24%	11.41%	15.81%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Hedged Equity Portfolio | Hedged Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q1 2023: 6.71%; Q2 2022: (5.38%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	6.71%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(5.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted April 30, 2021)	7.11%	7.74%
Class P (incepted April 30, 2021)	7.33%	7.95%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	17.88%	12.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Large-Cap Core Portfolio | Large-Cap Core Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
J.P. Morgan Investment Management Inc. began managing the Fund on May 1, 2022, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 18.58%; Q1 2020: (20.45%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	18.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(20.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	14.43%	12.82%	12.76%
Class P (incepted May 2, 2011)	14.66%	13.05%	12.99%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on May 1, 2023, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 28.91%; Q2 2022: (23.21%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	28.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(23.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	15.39%	10.20%	15.08%
Class P (incepted May 2, 2011)	15.62%	10.42%	15.31%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2025: 12.25%; Q1 2025: (5.08%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	12.25%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(5.08%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	18.31%	18.39%
Class P (incepted October 31, 2024)	18.54%	18.62%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	17.88%	16.50%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Large-Cap Value Portfolio | Large-Cap Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
BNY Newton began managing the Fund on May 1, 2026. Another firm managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a large-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 15.13%; Q1 2020: (23.99%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	15.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(23.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	9.97%	9.95%	9.80%
Class P (incepted May 2, 2011)	10.19%	10.17%	10.02%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.91%	11.33%	10.53%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Federated MDTA LLC began managing the Fund on May 1, 2025. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a mid-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 37.47%; Q2 2022: (21.90%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	37.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(21.90%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	2.22%	0.25%	11.07%
Class P (incepted May 2, 2011)	2.42%	0.45%	11.29%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	8.66%	6.65%	12.49%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Fidelity Diversifying Solutions LLC began managing the Bond portion of the Fund on November 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a mid-capitalization domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 28.10%; Q1 2020: (25.14%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	28.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(25.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	9.01%	6.84%	11.04%
Class P (incepted May 2, 2011)	9.26%	7.06%	11.27%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)	10.60%	8.67%	11.01%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a mid-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 21.94%; Q1 2020: (30.45%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	21.94%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(30.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2009)	11.15%	10.95%	10.09%
Class P (incepted May 2, 2011)	11.37%	11.17%	10.31%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	11.05%	9.83%	9.78%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
QQQ® Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization growth equity market index designed to track the performance of 100 of the largest (based upon market capitalization) non-financial companies listed on the Nasdaq Stock Market that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a large-capitalization growth equity market index designed to track the performance of 100 of the largest (based upon market capitalization) non-financial companies listed on the Nasdaq Stock Market that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2025: 17.84%; Q1 2025: (8.23%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	17.84%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(8.23%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 15, 2024)	20.44%	19.97%
Class P (incepted October 15, 2024)	20.67%	20.19%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index) (based on Class I inception date)	17.88%	15.13%
Nasdaq-100 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	21.02%	21.25%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-capitalization domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 30.28%; Q1 2020: (34.04%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	30.28%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(34.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 2, 2005)	7.83%	8.03%	9.03%
Class P (incepted May 2, 2011)	8.05%	8.25%	9.25%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	12.59%	8.88%	9.27%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Goldman Sachs Asset Management, L.P. began managing the Fund on November 1, 2025. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 35.04%; Q4 2018: (23.92%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	35.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(23.92%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 1, 1996)	11.99%	(0.58%)	10.33%
Class P (incepted May 2, 2011)	12.22%	(0.39%)	10.54%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	13.01%	3.18%	9.57%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Small-Cap Index Portfolio | Small-Cap Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-capitalization domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 31.17%; Q1 2020: (30.80%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	31.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(30.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	12.22%	5.49%	8.99%
Class P (incepted May 2, 2011)	12.44%	5.71%	9.21%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	12.81%	6.09%	9.62%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-cap domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-cap domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q3 2025: 12.60%; Q1 2025: (8.74%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	12.60%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(8.74%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	12.49%	12.00%
Class P (incepted October 31, 2024)	12.72%	12.22%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index) (based on Class I inception date)	17.88%	16.50%
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	12.81%	11.02%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Small-Cap Value Portfolio | Small-Cap Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund on May 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 35.34%; Q1 2020: (37.88%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	35.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(37.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2003)	5.70%	6.37%	7.36%
Class P (incepted May 2, 2011)	5.91%	6.58%	7.58%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	12.59%	8.88%	9.27%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Value Portfolio | Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a value domestic equity market index that the Investment Adviser considers to be representative of the value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Putnam Investment Management, LLC began managing the Fund on November 1, 2024 and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a value domestic equity market index that the Investment Adviser considers to be representative of the value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.06%; Q1 2020: (31.95%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	17.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(31.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted October 2, 2000)	20.39%	10.73%	8.89%
Class P (incepted May 2, 2011)	20.63%	10.95%	9.10%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.91%	11.33%	10.53%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Value Advantage Portfolio | Value Advantage Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a value domestic equity market index that the Investment Adviser considers to be representative of the value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a value domestic equity market index that the Investment Adviser considers to be representative of the value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 19.61%; Q1 2020: (31.13%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	19.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(31.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 30, 2013)	9.57%	11.52%	9.94%
Class P (incepted April 30, 2013)	9.79%	11.75%	10.16%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.71%	11.18%	10.46%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Emerging Markets Portfolio | Emerging Markets Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Goldman Sachs Asset Management, L.P. began managing the Fund on May 1, 2025. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 19.25%; Q1 2020: (23.58%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	19.25%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(23.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 1, 1996)	33.37%	(0.39%)	6.18%
Class P (incepted May 2, 2011)	33.63%	(0.19%)	6.39%
MSCI Emerging Markets Index (reflects no deductions for Fees, expenses, or taxes)	33.57%	4.20%	8.42%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for Fees, expenses, or taxes)
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2025: 11.35%; Q4 2025: 4.80%
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	11.35%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	4.80%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	32.53%	23.95%
Class P (incepted October 31, 2024)	32.79%	24.20%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	31.22%	22.16%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
International Growth Portfolio | International Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2022: 15.02%; Q2 2022: (13.98%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	15.02%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(13.98%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 29, 2021)	22.68%	3.74%
Class P (incepted October 29, 2021)	22.93%	3.99%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	31.22%	8.04%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
International Large-Cap Portfolio | International Large-Cap Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 15.81%; Q1 2020: (20.65%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	15.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(20.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 3, 2000)	22.58%	7.98%	8.86%
Class P (incepted May 2, 2011)	22.82%	8.19%	9.08%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)	31.22%	8.92%	8.18%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based international equity market index that represents the overall international equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization international equity market index that the Investment Adviser considers to be representative of the small-capitalization international equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based international equity market index that represents the overall international equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-capitalization international equity market index that the Investment Adviser considers to be representative of the small-capitalization international equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 22.09%; Q1 2020: (30.41%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	22.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(30.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2006)	23.41%	6.23%	6.46%
Class P (incepted May 2, 2011)	23.66%	6.44%	6.67%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	31.22%	8.92%	8.18%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)	29.26%	6.91%	8.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
International Value Portfolio | International Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Wellington Management Company LLP began managing the Fund on May 1, 2017, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2022: 21.56%; Q1 2020: (34.90%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	21.56%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(34.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	47.74%	17.00%	9.71%
Class P (incepted May 2, 2011)	48.04%	17.24%	9.93%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)	31.22%	8.92%	8.18%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Health Sciences Portfolio | Health Sciences Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a health sector equity market index that the Investment Adviser considers to be more representative of the health sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and•a health sector equity market index that the Investment Adviser considers to be more representative of the health sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.47%; Q1 2020: (11.77%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	17.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(11.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	16.29%	5.78%	9.55%
Class P (incepted May 2, 2011)	16.52%	6.00%	9.77%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)	14.56%	6.31%	9.54%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Real Estate Portfolio | Real Estate Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a real estate sector equity market index that the Investment Adviser considers to be more representative of the real estate sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Principal Real Estate Investors LLC began managing the Fund on May 1, 2018, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and•a real estate sector equity market index that the Investment Adviser considers to be more representative of the real estate sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q1 2019: 17.60%; Q1 2020 (22.86%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	17.60%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(22.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	2.12%	5.30%	5.29%
Class P (incepted May 2, 2011)	2.33%	5.51%	5.50%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
MSCI US REITs Index (reflects no deductions for fees, expenses, or taxes)	1.68%	5.35%	4.42%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Technology Portfolio | Technology Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a technology sector equity market index that the Investment Adviser considers to be more representative of the technology sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on May 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and•a technology sector equity market index that the Investment Adviser considers to be more representative of the technology sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 30.89%; Q2 2022: (21.65%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	30.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(21.65%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	22.65%	13.53%	17.45%
Class P (incepted May 2, 2011)	22.90%	13.76%	17.69%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
MSCI US IMI Information Technology 25/50 Index (reflects no deductions for fees, expenses, or taxes)	21.70%	16.96%	21.97%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Capital Appreciation Portfolio | Capital Appreciation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund commenced operations on October 31, 2025 and thus does not have a full calendar year of performance. As such, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to the S&P 500 Index, a broad-based domestic equity market index. In addition, to further assist in performance comparison, a composite benchmark will be presented that is comprised of 60% S&P 500 and 40% Bloomberg US Aggregate Bond based on the broad asset class allocations of the Fund.

Performance Information Illustrates Variability of Returns [Text]	A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to the S&P 500 Index, a broad-based domestic equity market index.
Performance One Year or Less [Text]	The Fund commenced operations on October 31, 2025 and thus does not have a full calendar year of performance.
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond and 15% MSCI EAFE Indices. The bar chart shows the performance of the Fund’s Class I shares (formerly named Class D shares, with different fees and expenses). Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
PLFA selected Balanced Allocation Underlying Funds managed by Avantis beginning November 1, 2022. PLFA selected Balanced Allocation Underlying Funds managed by another firm before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond and 15% MSCI EAFE Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.15%; Q1 2020: (14.71%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	14.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(14.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	Since Inception
Class I (incepted April 29, 2016)	15.22%	6.95%	7.99%
Class P (incepted October 31, 2019)	15.45%	7.20%	8.43%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	17.88%	14.42%	15.15%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	7.30%	(0.36%)	1.72%
PSF Avantis Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	15.57%	7.69%	8.88%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 60% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI World ex USA Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 60% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI World ex USA Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 10.99%; Q2 2022: (9.91%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	10.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(9.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 1, 2009)	11.93%	4.34%	6.11%	N/A
Class P (incepted October 31, 2019)	12.15%	4.55%	N/A	6.11%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Pacific Dynamix – Conservative Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	12.84%	5.04%	6.62%	N/A

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond, 15% MSCI World ex USA Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond, 15% MSCI World ex USA Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.18%; Q1 2020: (13.71%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	14.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(13.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 1, 2009)	13.94%	6.51%	8.09%	N/A
Class P (incepted October 31, 2019)	14.17%	6.72%	N/A	8.44%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
Pacific Dynamix – Moderate Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	15.66%	7.77%	8.88%	N/A

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 25% MSCI World ex USA, 20% Bloomberg US Aggregate Bond Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 25% MSCI World ex USA, 20% Bloomberg US Aggregate Bond Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.08%; Q1 2020: (18.04%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	17.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(18.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 1, 2009)	16.49%	8.13%	9.71%	N/A
Class P (incepted October 31, 2019)	16.73%	8.35%	N/A	10.14%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	19.17%	10.27%	10.80%	N/A

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% S&P 500, 25% MSCI World ex USA, 10% Bloomberg US Aggregate Bond Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% S&P 500, 25% MSCI World ex USA, 10% Bloomberg US Aggregate Bond Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2025: 10.07%; Q1 2025: (1.67%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	10.07%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(1.67%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted April 30, 2024)	18.94%	18.49%
Class P (incepted April 30, 2024)	19.18%	18.75%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	17.88%	20.58%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	7.30%	6.95%
Pacific Dynamix – Aggressive Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	20.26%	19.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% Bloomberg US Aggregate Bond, 15% S&P 500, 15% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% Bloomberg US Aggregate Bond, 15% S&P 500, 15% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 8.27%; Q2 2022: (7.73%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	8.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(7.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	9.95%	2.42%	4.12%	N/A
Class P (incepted October 31, 2019)	10.18%	2.63%	N/A	3.69%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	9.55%	2.87%	4.35%	N/A

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 11.11%; Q1 2020: (11.05%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	11.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(11.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	12.06%	4.06%	5.69%	N/A
Class P (incepted October 31, 2019)	12.29%	4.27%	N/A	5.52%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Portfolio Optimization Moderate- Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	12.46%	5.39%	6.61%	N/A

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 13.38%; Q1 2020: (13.39%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	13.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(13.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	13.27%	5.71%	7.18%	N/A
Class P (incepted October 31, 2019)	13.50%	5.92%	N/A	7.27%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	14.76%	7.27%	8.21%	N/A

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 15.88%; Q1 2020: (17.13%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	15.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(17.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	15.31%	6.68%	8.22%	N/A
Class P (incepted October 31, 2019)	15.54%	6.89%	N/A	8.36%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	17.56%	9.99%	10.43%	N/A

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.90%; Q1 2020: (20.81%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	17.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(20.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	17.08%	7.80%	9.06%	N/A
Class P (incepted October 31, 2019)	17.31%	8.02%	N/A	9.35%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	19.87%	11.92%	11.99%	N/A

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a corporate domestic debt market index that the Investment Adviser considers to be representative of the corporate domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the corporate domestic debt market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a corporate domestic debt market index that the Investment Adviser considers to be representative of the corporate domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the corporate domestic debt market index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 4.04%; Q1 2022: (2.41%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	4.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(2.41%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 Years
Class P (incepted April 30, 2014)	5.60%	2.34%	2.42%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	7.30%	(0.36%)	2.01%
Bloomberg US 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses, or taxes)	5.88%	2.57%	2.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD Aggregate Bond Index Portfolio | PD Aggregate Bond Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart:Q4 2023: 6.61%; Q1 2022:(5.91%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	6.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(5.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	6.98%	(0.60%)	1.76%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD High Yield Bond Market Portfolio | PD High Yield Bond Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a high yield domestic debt market index that the Investment Adviser considers to be representative of the high yield domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the high yield domestic debt market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a high yield domestic debt market index that the Investment Adviser considers to be representative of the high yield domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the high yield domestic debt market index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 9.81%; Q1 2020: (12.74%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	9.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(12.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	8.20%	4.44%	6.32%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	7.30%	(0.36%)	2.01%
Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)	8.62%	4.50%	6.52%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD Large-Cap Growth Index Portfolio | PD Large-Cap Growth Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization growth domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization growth domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 27.75%; Q2 2022: (20.96%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	27.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(20.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	18.41%	15.14%	17.91%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD Large-Cap Value Index Portfolio | PD Large-Cap Value Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization value domestic equity markets and the

Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization value domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.
Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a large-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization value domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 16.21%; Q1 2020: (26.58%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	16.21%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(26.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	15.68%	11.14%	10.39%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.91%	11.33%	10.53%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD Mid-Cap Index Portfolio | PD Mid-Cap Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the mid-capitalization domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a mid-capitalization domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the mid-capitalization domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2023: 12.75%; Q2 2022: (16.89%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	12.75%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(16.89%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	Since Inception
Class P (incepted October 23, 2020)	10.36%	8.46%	10.61%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date) (Regulatory Index)	17.88%	14.42%	15.79%
Russell Midcap Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date)	10.60%	8.67%	10.96%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD Small-Cap Growth Index Portfolio | PD Small-Cap Growth Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization growth domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization growth domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 30.49%; Q1 2020: (25.62%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	30.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(25.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	12.71%	2.95%	9.39%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	13.01%	3.18%	9.57%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD Small-Cap Value Index Portfolio | PD Small-Cap Value Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization value domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a small-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization value domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 33.27%; Q1 2020: (35.32%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	33.27%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(35.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	12.35%	8.52%	9.01%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	12.59%	8.88%	9.27%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
FIAM LLC and Geode Capital Management, LLC began managing the Fund on April 30, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 20.66%; Q1 2020: (27.33%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	20.66%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(27.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	31.31%	3.15%	7.31%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses, or taxes)	33.57%	4.20%	8.42%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based international equity market index that represents the overall international equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization international equity market index that the Investment Adviser considers to be representative of the large-capitalization international equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization international equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
FIAM LLC and Geode Capital Management, LLC began managing the Fund on April 30, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based international equity market index that represents the overall international equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a large-capitalization international equity market index that the Investment Adviser considers to be representative of the large-capitalization international equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization international equity market index to be the appropriate benchmark index for the Fund for performance comparison.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and worst quarterly performance reflected within the bar chart: Q4 2022: 17.30%; Q1 2020: (24.35%)
Highest Quarterly Return, Label [Optional Text]	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return	17.30%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return	(24.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	31.84%	10.16%	8.96%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	31.22%	8.92%	8.18%
MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes)	31.62%	10.14%	8.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)